Advances	12 Months Ended
Dec. 31, 2015
Advances [Abstract]
Advances

5. Advances

On June 18, 2008, the Company entered into an agreement with BioTime, Inc. (“BioTime”), where BioTime will pay an advance of $250,000 to Lifeline Cell Technology, a wholly-owned subsidiary of International Stem Cell Corporation, to produce, make, and distribute Joint Products. The $250,000 advance will be paid down with the first $250,000 of net revenues that otherwise would be allocated to LCT under the agreement. As of December 31, 2015, no revenues were realized from this agreement.

	December 31,	December 31,
	2015	2014
BioTime, Inc. (in thousands)	$250	$250